Accounts payables and accrued liabilities (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 63.9	$ 78.9
Accrued liabilities	67.0	49.9
Employee benefits	26.5	28.3
Derivative financial instruments	10.4	8.8
Other payables	8.4	11.9
Accounts payable and accrued liabilities	$ 176.2	$ 177.8